Convertible loan (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 02, 2020	Oct. 31, 2020 $ / shares
Convertible loan
Convertible loan repaid				¥ 45,588	¥ 306,000
Proceeds from issuance of convertible loans					19,000
Convertible loan		¥ 0		0
Accrued interest expenses		0		0
Interest expenses		112	$ 15	(4,470)	(24,138)
Ningxia Fengyin Enterprise Management Consulting LLP
Convertible loan
Percentage Of Subsidiary Equity Interest Pledged						100.00%
Yinchuan ChuanxiTechnology Co Ltd
Convertible loan
Cash	¥ 400,000
Consideration	¥ 400,000
Date of acquisition agreement	Oct. 22, 2020
Convertible loan repaid				306,000
Proceeds from issuance of convertible loans				19,000
Accrued interest expenses				¥ 4,056
Interest expenses		¥ 0			¥ 21,377
Cash and cash equivalents	¥ 400,000
Yinchuan ChuanxiTechnology Co Ltd | Otov Alfa Holding Limited | Warrant
Convertible loan
Consideration,Warrant shares issued to Otov Alfa Holding Limited | shares	320,036,576
Consideration,Warrant shares issued price to Otov Alfa Holding Limited | $ / shares							$ 0.000125
Interest payable on un released portion of the debt, quarterly	8.75%